SCHEDULE OF OUTSTANDING WARRANT (Details) (Parenthetical) - USD ($)						6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 05, 2021	Sep. 24, 2021	Aug. 03, 2021	Jul. 02, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2022	Sep. 20, 2022	Aug. 10, 2022	Aug. 09, 2022	Aug. 08, 2022	Jul. 31, 2022	Jul. 02, 2022	Jul. 01, 2022	Jun. 01, 2022	May 02, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 28, 2021	Aug. 31, 2019	Feb. 28, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	36,116	18,058		55,306	945,063	945,063								233,394				233,394								659
Warrant expiration date	Nov. 04, 2026	Sep. 23, 2026			Jun. 30, 2026	Jun. 30, 2026								Aug. 08, 2027			Jun. 29, 2027
Warrants, exercise price	$ 152.60	$ 152.60									$ 4.00	$ 4.60	$ 7.00	$ 14.17			$ 14.17	$ 8.00	$ 9.20	$ 18.80	$ 19.20	$ 31.60	$ 56.60	$ 90.00	$ 60.80	$ 124.60
Fair value adjustment of warrants								$ 11,565,472	$ 11,565,472
Warrant term				3 years
Debt Instrument Expiration Date	Nov. 04, 2026	Sep. 23, 2026
2022 Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price															$ 14.17	$ 15.60		$ 14.17
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price				$ 200.20
Fair value adjustment of warrants			$ 56,591	$ 11,600,000
Grant date fair value of warrants price per share				$ 289.80
Subscription Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued			25,000	55,306
Subscription Arrangement [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants			$ 56,590
Public Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right, outstanding					500,000	500,000
Private Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Remaining of cashless warrant shares					445,063	445,063
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Price Per Share					$ 200.00	$ 200.00
Warrants, exercise price			$ 230.00		200.00	200.00
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Price Per Share					230.00	230.00
Warrants, exercise price			$ 200.00		$ 230.00	$ 230.00